Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - Image P2P Trading Group Limited [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment gross	$ 11,974,221	$ 11,712,641	$ 4,914,132
Less: accumulated depreciation	1,016,794	564,361	51,792
Property plant and equipment	10,957,427	11,148,280	4,862,341
Building [Member]
Property, plant and equipment gross	6,004,116	5,865,546	4,786,603
Less: accumulated depreciation	390,306	241,991	18,946
Equipment [Member]
Property, plant and equipment gross	5,897,586	5,779,506	70,920
Less: accumulated depreciation	575,375	280,610	3,182
Motor Vehicles [Member]
Property, plant and equipment gross	49,665	48,518	51,407
Less: accumulated depreciation	45,982	39,159	29,517
Furniture and Fixtures [Member]
Property, plant and equipment gross	22,854	19,070	5,202
Less: accumulated depreciation	$ 5,132	$ 2,601	$ 147